Document And Entity Information	Aug. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2025
Entity Registrant Name	Quince Therapeutics, Inc.
Entity Central Index Key	0001662774
Entity Emerging Growth Company	false
Entity File Number	001-38890
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	90-1024039
Entity Address, Address Line One	601 Gateway Boulevard
Entity Address, Address Line Two	Suite 1250
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	910-5717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	QNCX
Security Exchange Name	NASDAQ